Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
- Inventory provision (note 8)	$ 37,112	$ 49,792	$ 160,323	$ 44,190
Inventories, other non-current assets	$ 3,799	$ 4,528	$ 4,851	$ 1,584